Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill
	12.31.2018	12.31.2017
Cost
Recycomb S.A.U.	16,577,250	16,577,250

Total	16,577,250	16,577,250